Provisions - Summary of Changes In Provisions (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Changes In The Provisions [Line Items]
Provisions, beginning balance	$ 61,956,873	$ 59,365,840
Increases	16,998,841	62,757,174
Provision reversals	(1,217,881)	(1,290,450)
Provisions applied	(11,222,025)	(7,666,039)
Inflation adjustment	(16,210,582)	(51,209,652)
Provisions, ending balance	50,305,226	61,956,873
Financial guarantees and loan commitments
Disclosure Of Changes In The Provisions [Line Items]
Provisions, beginning balance	29,966,455	17,108,609
Increases	0	25,651,242
Provision reversals	(225,182)	0
Provisions applied	0	0
Inflation adjustment	(7,897,703)	(12,793,396)
Provisions, ending balance	21,843,570	29,966,455
Provisions for termination plans
Disclosure Of Changes In The Provisions [Line Items]
Provisions, beginning balance	2,302,570	2,206,052
Increases	775,156	1,486,193
Provision reversals	0	0
Provisions applied	0	0
Inflation adjustment	(682,672)	(1,389,675)
Provisions, ending balance	2,395,054	2,302,570
For administrative, disciplinary and criminal penalties
Disclosure Of Changes In The Provisions [Line Items]
Provisions, beginning balance	6,577	14,323
Increases	0	0
Provision reversals	0	0
Provisions applied	0	0
Inflation adjustment	(1,577)	(7,746)
Provisions, ending balance	5,000	6,577
Other provisions
Disclosure Of Changes In The Provisions [Line Items]
Provisions, beginning balance	29,681,271	40,036,856
Increases	16,223,685	35,619,739
Provision reversals	(992,699)	(1,290,450)
Provisions applied	(11,222,025)	(7,666,039)
Inflation adjustment	(7,628,630)	(37,018,835)
Provisions, ending balance	26,061,602	29,681,271
Provisions commercial claims
Disclosure Of Changes In The Provisions [Line Items]
Provisions, beginning balance	21,439,714	25,927,006
Increases	9,794,605	13,723,465
Provision reversals	0	0
Provisions applied	(7,728,180)	(1,763,161)
Inflation adjustment	(4,958,386)	(16,447,596)
Provisions, ending balance	18,547,753	21,439,714
Provisions labor-related
Disclosure Of Changes In The Provisions [Line Items]
Provisions, beginning balance	1,552,046	2,615,088
Increases	4,209,112	6,059,590
Provision reversals	0	0
Provisions applied	(3,073,345)	(5,683,180)
Inflation adjustment	(651,965)	(1,439,452)
Provisions, ending balance	2,035,848	1,552,046
Provisions tax claims
Disclosure Of Changes In The Provisions [Line Items]
Provisions, beginning balance	1,562,400	5,529,497
Increases	488,516	124,121
Provision reversals	0	0
Provisions applied	(101,061)	(199,170)
Inflation adjustment	(393,402)	(3,892,048)
Provisions, ending balance	1,556,453	1,562,400
Others
Disclosure Of Changes In The Provisions [Line Items]
Provisions, beginning balance	5,127,111	5,965,265
Increases	1,731,452	15,712,563
Provision reversals	(992,699)	(1,290,450)
Provisions applied	(319,439)	(20,528)
Inflation adjustment	(1,624,877)	(15,239,739)
Provisions, ending balance	$ 3,921,548	$ 5,127,111